Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2022
Regulatory Capital Requirements
Regulatory Capital Requirements

Note 22.  Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Additional prompt corrective action capital requirements are applicable to banks, but not to bank holding companies.

Under current banking rules governing required regulatory capital, the Company and the Bank are required to maintain minimum amounts and ratios (set forth in the table on the following page) of Common equity tier 1, Tier 1 and Total capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).  The Company’s non-cumulative Series A preferred stock ($1.5 million liquidation preference in 2022 and 2021) is includable without limitation in its Common equity tier 1 and Tier 1 capital.  The Company is allowed to include in Common equity tier 1 and Tier 1 capital an amount of trust preferred securities equal to no more than 25% of the sum of all core capital elements, which is generally defined as shareholders’ equity, less certain intangibles, including goodwill, net of any related deferred income tax liability or asset, with the balance includable in Tier 2 capital.  Management believes that, as of December 31, 2022, the Company and the Bank met all capital adequacy requirements to which they were subject.

Under the 2018 Regulatory Relief Act, these capital requirements have been simplified for qualifying community banks and bank holding companies.  In September 2019, the OCC and the other federal bank regulators approved a final joint rule that permits a qualifying community banking organization to opt in to a simplified regulatory capital framework.  A qualifying institution that elects to utilize the simplified framework must maintain a CBLR in excess of 9%, and will thereby be deemed to have satisfied the generally applicable risk-based and other leverage capital requirements and (if applicable) the FDIC’s prompt corrective action framework.  In order to utilize the CBLR framework, in addition to maintaining a CBLR of over 9%, a community banking organization must have less than $10 billion in total consolidated assets and must meet certain other criteria such as limitations on the amount of off-balance sheet exposures and on trading assets and liabilities.  The CBLR is calculated by dividing tangible equity capital by average total consolidated assets.  The final rule became effective on January 1, 2020 for capital calculations as of March 31, 2020 and thereafter.

Beginning in 2016, an additional capital conservation buffer was added to the minimum requirements for capital adequacy purposes, subject to a three year phase-in period.  The capital conservation buffer was fully phased-in on January 1, 2019 at 2.5% of risk-weighted assets.  A banking organization with a conservation buffer of less than 2.5% is subject to limitations on capital distributions, including dividend payments and certain discretionary bonus payments to executive officers.  As of December 31, 2022 and 2021, the Company and the Bank were fully compliant, with capital conservation buffers of 7.03% and 7.50%, respectively, for the Company and 6.89% and 7.42%, respectively, for the Bank.

Pursuant to the CARES Act, the federal banking agencies adopted an interim rule temporarily lowering the CBLR benchmark to in excess of 8%, rather than 9%, with a phased increase of the CBLR back to the 9% level by the end of 2021.  The Company and Bank qualified to utilize the CBLR framework, but did not elect to do so.

As of December 31, 2022, the Bank was considered well capitalized under the regulatory capital framework for Prompt Corrective Action and the Company exceeded currently applicable consolidated regulatory guidelines for capital adequacy.

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

					Minimum		Minimum
			Minimum		For Capital		To Be Well
			For Capital		Adequacy Purposes		Capitalized Under
			Adequacy		with Conservation		Prompt Corrective
	Actual		Purposes		Buffer(1)		Action Provisions(2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2022
Common equity tier 1 capital
(to risk-weighted assets)
Company	$82,770	11.74%	$31,731	4.50%	$49,359	7.00%	N/A	N/A
Bank	$96,112	13.64%	$31,703	4.50%	$49,315	7.00%	$45,793	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$97,157	13.78%	$42,308	6.00%	$59,936	8.50%	N/A	N/A
Bank	$96,112	13.64%	$42,270	6.00%	$59,883	8.50%	$56,361	8.00%
Total capital (to risk-weighted assets)
Company	$105,971	15.03%	$56,410	8.00%	$74,038	10.50%	N/A	N/A
Bank	$104,918	14.89%	$56,361	8.00%	$73,973	10.50%	$70,451	10.00%
Tier 1 capital (to average assets)
Company	$97,157	9.24%	$42,047	4.00%	N/A	N/A	N/A	N/A
Bank	$96,112	9.15%	$42,025	4.00%	N/A	N/A	$52,531	5.00%

December 31, 2021:
Common equity tier 1 capital
(to risk-weighted assets)
Company(3)	$72,853	11.90%	$27,548	4.50%	$42,853	7.00%	N/A	N/A
Bank	$86,654	14.17%	$27,522	4.50%	$42,812	7.00%	$39,754	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$87,240	14.25%	$36,731	6.00%	$52,036	8.50%	N/A	N/A
Bank	$86,654	14.17%	$36,696	6.00%	$51,986	8.50%	$48,928	8.00%
Total capital (to risk-weighted assets)
Company	$94,894	15.50%	$48,975	8.00%	$64,279	10.50%	N/A	N/A
Bank	$94,301	15.42%	$48,928	8.00%	$64,218	10.50%	$61,160	10.00%
Tier 1 capital (to average assets)
Company	$87,240	8.79%	$39,719	4.00%	N/A	N/A	N/A	N/A
Bank	$86,654	8.73%	$39,698	4.00%	N/A	N/A	$49,622	5.00%

(1)	Conservation Buffer is calculated based on risk-weighted assets and does not apply to calculations of average assets.

(2)	Applicable to banks, but not bank holding companies.

(3)

Reflects recalculation of the Company’s previously reported common equity tier I capital ratio. The previously reported calculation for December 31, 2021 and prior annual and interim periods incorrectly included the Company’s outstanding preferred stock and trust preferred securities in the equity component of the calculation.

The Company's ability to pay dividends to its shareholders is largely dependent on the Bank's ability to pay dividends to the Company.  In general, a national bank may not pay dividends that exceed net income for the current and preceding two years.  Regardless of statutory restrictions, as a matter of regulatory policy, banks and bank holding companies should pay dividends only out of current earnings and only if, after paying such dividends, they remain adequately capitalized.